Equity accounted investees (Tables)	12 Months Ended
Sep. 30, 2025
Equity accounted investees
Summary of equity accounted investees

Investment in
Joint Venture
$'000
Cost
At 1 October 2022	28
Additions	—
Foreign exchange on translation	2
At 30 September 2023	30
Additions	—
Impairment charge	(30)
Foreign exchange on translation	—
At 30 September 2024	—
Additions	—
Foreign exchange on translation	—
At 30 September 2025	—